Capital Stock (Details 1)			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Warrant [Member] USD ($)	Dec. 31, 2012 Warrant [Member] CAD	Dec. 31, 2012 Warrant [Member] USD ($)	Dec. 31, 2012 Warrant [Member] Minimum [Member] CAD	Dec. 31, 2012 Warrant [Member] Maximum [Member] CAD
Derivative [Line Items]
Balance, December 31, 2010 and 2011, Warrants Outstanding		$ 1,115
Issued during the year, Warrants Outstanding				1,537,060
Expired during the year, Warrants Outstanding			(1,613,162)	(1,613,162)
Balance, December 31, 2012. Warrants Outstanding		$ 1,115		1,613,162
Balance, December 31, 2010 and 2011, Weighted Average Exercise Price					$ 0.25
Issued during the year, Weighted Average Exercise Price						0.10	0.15
Expired during the year, Weighted Average Exercise Price			$ 0.25
Balance, December 31, 2012, Weighted Average Exercise Price						0.10	0.15
Balance, December 31, 2010 and 2011, Weighted Average Life			26 days	26 days
Issued during the year, Weighted Average Life						1 year	2 years
Balance, December 31, 2012, Weighted Average Life						3 months 11 days	1 year 3 months 11 days